GMACM Home Loan Trust 2006-HLTV1
               GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                    11/30/06
Determination Date                                     12/20/06
Record Date                                            12/22/06
Payment Date                                           12/26/06
Actual Days in Accrual Period (30/360)                       29
Accrual Period (30/360)                                      30

Servicing Certificate
Beginning Pool Balance                           194,079,818.59
Beginning PFA                                              0.00
Ending Pool Balance                              189,570,892.14
Ending PFA Balance                                            -
Principal Collections                              4,022,051.39
Principal Draws                                               -
Net Principal Collections                          4,022,051.39

Active Loan Count                                         3,992

Net Interest Collections                           1,923,289.59

Weighted Average Net Loan Rate                        12.28010%
Substitution Adjustment Amount                             0.00

Excess Spread Cash                                   515,573.23

                                                  Beginning        Ending
Term Notes                                         Balance         Balance      Factor
Class A-1                                         51,470,446.33 46,445,946.65  0.4939849
Class A-2                                         28,687,000.00 28,687,000.00  1.0000000
Class A-3                                         36,622,000.00 36,622,000.00  1.0000000
Class A-4                                         41,632,000.00 41,632,000.00  1.0000000
Class A-5                                         28,901,170.00 28,901,170.00  1.0000000

Certificates                                          -               -           -


                                                                       Interest Security
Term Notes (Continued)                           Principal   Interest  Shortfalls  %       Coupon
Class A-1                                       5,024,499.68 224,725.69   0.00    20.21%    5.4200%
Class A-2                                              0.00  133,155.49   0.00    12.48%    5.5700%
Class A-3                                              0.00  170,597.48   0.00    15.93%    5.5900%
Class A-4                                              0.00  201,568.27   0.00    18.11%    5.8100%
Class A-5                                              0.00  144,746.69   0.00    12.57%    6.0100%

Certificates                                         -            0.00    -        -         -




Beginning Overcollateralization Amount             6,767,202.26
Overcollateralization Amount Increase (Decrease)     515,573.23
Outstanding Overcollateralization Amount           7,282,775.49
Target Overcollateralization Amount               13,791,910.22

Credit Enhancement Draw Amount                             0.00
Unreimbursed Credit Enhancer Prior Draws                   0.00


                                                                   Number      Percent
                                                        Balance   of Loans    of Balance
Delinquent Loans (30 Days)*                        1,298,885.51      32         0.69%
Delinquent Loans (60 Days)*                          614,905.88      13         0.32%
Delinquent Loans (90 Days)*                          482,224.27       8         0.25%
Delinquent Loans (120 Days)*                         412,199.51       7         0.22%
Delinquent Loans (150 Days)*                         215,830.91       5         0.11%
Delinquent Loans (180+ Days)*                                 -       0         0.00%
REO                                                           -       0         0.00%
Foreclosures                                         395,094.69       7         0.21%
Bankruptcies                                       2,188,232.59      49         1.15%



                                                     Foreclosure         Bankruptcy        REO
(Continued)                                        Units     Dollars   Units   Dollars    Units     Dollars
Delinquent Loans (30 Days)*                          0              -    3    184,241.44    0               -
Delinquent Loans (60 Days)*                          0              -    4    180,775.60    0               -
Delinquent Loans (90 Days)*                          0              -    6    227,996.26    0               -
Delinquent Loans (120 Days)*                         4      284,712.90   3    113,523.02    0               -
Delinquent Loans (150 Days)*                         3      110,381.79   1    52,661.92     0               -
Delinquent Loans (180+ Days)*                        0              -    0            -     0               -
REO
Foreclosures
Bankruptcies





*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                               Liquidation To-Date
Beginning Cumulative Loss Amount                   1,111,885.51
Current Month Loss Amount                            486,875.06
Current Month Recoveries                                   0.00
                                              ------------------
                                              ------------------
Ending Cumulative Loss Amount                      1,598,760.57          0.01


                                               Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount         0.00
Current Month Net Principal Recovery Amount                0.00
                                              ------------------
                                              ------------------
Ending Cumulative Net Principal Recovery Amount            0.00

                                               Special Hazard       Fraud           Bankruptcy
Beginning Amount                                           0.00          0.00       0.00
Current Month Loss Amount                                  0.00          0.00       0.00
Ending Amount                                                 -             -          -

Extraordinary Event Losses                                 0.00
Excess Loss Amounts                                        0.00

Current Month Repurchases Units                               0
Current Month Repurchases ($)                              0.00




Cash Flows Received
Principal Collections                              4,022,051.39
Interest Collections                               2,004,156.18
Servicer Advances                                          0.00
Substitution Adjustment Amount                             0.00
Recovery Amounts                                           0.00
                                              ------------------
                                              ------------------
Total Cash Flows Received                          6,026,207.57

Cash Flows Distributed
Principal Distribution                             5,024,499.68
Interest Distribution                                874,793.62
Residual Amount - Certificates                             0.00
Servicer Advances - Reimbursement                          0.00
GMACM Service Fee                                     80,866.59
GMACM Recovery Fee                                         0.00
Credit Enhancer Fee - FGIC                            46,047.68
                                              ------------------
                                              ------------------
Total Cash Flows Distributed                       6,026,207.57

Net Cash Flows Remaining                                   0.00

Trigger Analysis

Step Down Date                                       No

Cumulative Liquidation Loss Amount Percentage       0.70%
Target Liquidation Loss Percentage                  7.50%
Liquidation Loss Amount Trigger                      No

6 month Average Liquidation Loss Amount          266,460.10
60 Percent Remaining in Note Payment Account     601,468.97
6 months Liquidation Loss Amount Trigger             No

Step Up Date - Class A-5                             No